Earnings per share (EPS) - Income data used in the basic and diluted EPS calculations for loss from discontinued operations attributable to owners (Details) - EUR (€)
€ / shares in Units, € in Thousands
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Loss from discontinued operations, net of tax	€ 0	€ (751)
Class A shares
Earnings per share
Loss from discontinued operations, net of tax		€ (524)
Basic EPS from discontinued operations		€ 0
Diluted EPS from discontinued operations		€ 0
Class B shares
Earnings per share
Loss from discontinued operations, net of tax		€ (227)
Basic EPS from discontinued operations		€ 0
Diluted EPS from discontinued operations		€ 0